Consolidated Statements of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net income	¥ 3,919	¥ 13,486	¥ 23,137
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,658	3,646	(455)
Net unrealized gains (losses) on available-for-sale securities	50	79	0
Pension liability adjustment	2	3	283
Other comprehensive income (loss)	1,710	3,728	(172)
Comprehensive income	5,629	17,214	22,965
Comprehensive income attributable to the noncontrolling interest	85	312	125
Comprehensive income attributable to KONAMI CORPORATION	¥ 5,544	¥ 16,902	¥ 22,840